Schedule of Warrant Valuation Assumption (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term	5 years
Expected average volatility rate minimum	43.00%
Expected average volatility rate maximum	69.00%
Expected dividend yield
Risk-free interest rate - minimum	0.77%
Risk-free interest rate - maximum	1.21%